Material Accounting Policies - Foreign Currencies (Details)	12 Months Ended
	Dec. 31, 2023 € / $ ₡ / $ $ / $ S/ / $ $ / $ $ / $ C$ / $ SFr / $ $ / $ R$ / $ $ / $ $ / $ $ / € Q / $	Dec. 31, 2022 C$ / $ Q / $ $ / $ R$ / $ $ / $ € / $ ₡ / $ $ / $ S/ / $ $ / $ $ / $ SFr / $ $ / € $ / $	Dec. 31, 2021 C$ / $ R$ / $ $ / $ ₡ / $ Q / $ € / $ S/ / $ $ / $ $ / $ SFr / $ $ / $ $ / $
Disclosure of significant accounting policies [line items]
Exchange Rate as of	16.8998
Guatemalan quetzal | Guatemala
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | Q / $	2.27	2.60	2.62
Exchange Rate as of | Q / $	2.16	2.47
Costa Rica, Colones | Costa Rica
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | ₡ / $	0.03	0.03	0.03
Exchange Rate as of | ₡ / $	0.03	0.03
U.S. dollars
Disclosure of significant accounting policies [line items]
Exchange Rate as of	16.8935	19.3615
U.S. dollars | Panama
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	17.77	20.13	20.28
Exchange Rate as of	16.89	19.36
U.S. dollars | Ecuador
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	17.77	20.13	20.28
Exchange Rate as of	16.89	19.36
U.S. dollars | United States
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	17.77	20.13	20.28
Exchange Rate as of	16.89	19.36
Colombian pesos | Colombia
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.004	0.01	0.01
Exchange Rate as of	0.01	0.01
Nicaragua, Cordobas | Nicaragua
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | C$ / $	0.49	0.56	0.58
Exchange Rate as of | C$ / $	0.46	0.53
Argentine pesos | Argentina
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.07	0.16	0.21
Exchange Rate as of	0.02	0.11
Brazilian reais | Brazil
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | R$ / $	3.56	3.90	3.76
Exchange Rate as of | R$ / $	3.49	3.71
Chilean pesos | Chile
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.02	0.02	0.03
Exchange Rate as of	0.02	0.02
Euros
Disclosure of significant accounting policies [line items]
Exchange Rate as of | $ / €	18.6896	20.7810
Euros | Euro Zone
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | € / $	19.19	21.17	24.00
Exchange Rate as of | € / $	18.76	20.65
Peru, Nuevos Soles | Peru
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | S/ / $	4.74	5.24	5.22
Exchange Rate as of | S/ / $	4.55	5.07
Uruguayan peso | Uruguay
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.46	0.49	0.47
Exchange Rate as of	0.43	0.48
Swiss franc | Switzerland
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | SFr / $	19.77	0	0
Exchange Rate as of | SFr / $	20.11	0